Related Party Transaction (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Significant Balances Between the Group and its Related Parties	The significant balances between the Group and its related parties were as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Amounts due to:
Mr. Yunlong Sha	43,993	1,197
Ms. Wenjing Song	10,500	254
	54,493	1,451